Risk and Capital Management (Details 17) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Insurance	R$ 588	R$ 523
Private pension	1,182,288	513,213
Total	1,182,876	513,736
One Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(817)	(806)
Private pension	9,483	15,247
Total	8,666	14,441
Two Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(333)	(310)
Private pension	13,240	19,187
Total	12,907	18,877
Three Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(240)	(220)
Private pension	14,702	18,409
Total	14,462	18,189
Four Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(126)	(109)
Private pension	15,991	17,850
Total	15,865	17,741
Five Year [Member]
IfrsStatementLineItems [Line Items]
Insurance	(4)	5
Private pension	17,096	17,354
Total	17,092	17,359
Over Five Years [Member]
IfrsStatementLineItems [Line Items]
Insurance	2,108	1,963
Private pension	1,111,776	425,166
Total	R$ 1,113,884	R$ 427,129